SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Amount due (to) related parties	$ (1,530,786)	$ (576,336)
Mr NG Hon Kin [Member]
Related Party Transaction [Line Items]
Amount due (to) related parties	(1,530,786)	(576,336)
Related Party [Member]
Related Party Transaction [Line Items]
Amount due (to) related parties	(1,530,786)	(576,336)
Accounts payable – related parties	(4,140)	(4,213)
Global Medical Equipment Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable – related parties	(4,140)	(4,162)
Euro Cos Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable – related parties		$ (51)